Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Amounts Included In The Consolidated Balance Sheets Relating To The Nonqualified Savings Plan And The SERP
	As of December 31,
	2012	2011
Prepaid expenses and other assets	$11,347	$8,264
Accounts payable and accrued expenses	12,397	9,192
Other liabilities	581	616
Treasury shares	662	683